Development Cost	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Development Cost [Abstract]
Development Cost

15. Development Costs

The Company depends heavily on government policies that support our business and enhance the economic feasibility of developing and operating solar energy projects in regions in which we operate or plan to develop and operate renewable energy facilities. The Company can decide to abandon a project if it becomes uneconomic due to various factors, for example, a change in market conditions leading to higher costs of construction, lower energy rates, political factors or otherwise where governments from time to time may review their laws and policies that support renewable energy and consider actions that would make the laws and policies less conducive to the development and operation of renewable energy facilities, or other factors that change the expected returns on the project. Any reductions or modifications to, or the elimination of, governmental incentives or policies that support renewable energy or the imposition of additional taxes or other assessments on renewable energy could result in, among other items, the lack of a satisfactory market for the development and/or financing of new renewable energy projects, our abandoning the development of renewable energy projects, a loss of our investments in the projects, and reduced project returns, any of which could have a material adverse effect on our business, financial condition, results of operations, and prospects.

Development costs related to abandoned projects for the nine months ended September 30, 2024 and 2023 were as follows:

	Nine Months Ended September 30
	2024	2023
	(in thousands)
Miscellaneous development cost	$(748)	$(335)
Total	$(748)	$(335)

Miscellaneous development cost relates to cost associated with projects abandoned during various phases, due to lack of technical, legal, or financial feasibility.

19.	Development Cost

The Company depends heavily on government policies that support our business and enhance the economic feasibility of developing and operating solar energy projects in regions in which we operate or plan to develop and operate renewable energy facilities. The Company can decide to abandon a project if it becomes uneconomic due to various factors, for example, a change in market conditions leading to higher costs of construction, lower energy rates, or other factors that change the expected returns on the project. In addition, political factors or otherwise where governments from time to time may review their laws and policies that support renewable energy and consider actions that would make the laws and policies less conducive to the development and operation of renewable energy facilities. Any reductions or modifications to, or the elimination of, governmental incentives or policies that support renewable energy or the imposition of additional taxes or other assessments on renewable energy, could result in, among other items, the lack of a satisfactory market for the development and/or financing of new renewable energy projects, our abandoning the development of renewable energy projects, a loss of our investments in the projects and reduced project returns, any of which could have a material adverse effect on our business, financial condition, results of operations and prospects.

Development cost was $11.4 million for the year ended December 31, 2022, due to primarily to abandoning of development of renewable energy projects in Poland. The table below summarizes the development cost:

Project 1	$10,162
Miscellaneous development cost	1,210
Total	$11,372

These costs were primarily driven by Project 1 in Poland as a 45 million PLN (approximately $9.6 million) “breakup fee” applied when the Company did not close on the project. Of the $9.6 million due to the seller, $4.2 million has been paid and approximately $5.4 million is in Accrued Liabilities on the Consolidated Balance Sheet.

Miscellaneous development cost relates to cost associated with projects abandoned during various phases, due to lack of technical, legal, or financial feasibility.